Equity - Summary of Accumulated Other Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Currency translation differences:
Gain (loss) on marketable equity and debt securities (net of taxes of $(14) and $1)	$ (3)	$ (2)
Share of other comprehensive income of associates and joint ventures	1	0
Remeasurements of retirement benefit plans (net of taxes of $13 and $(91))	(45)	171
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries, tax	9	(2)
Change in fair value of available-for-sale financial instruments, taxes	0	0
Remeasurements of retirement benefit plans, tax	13	(91)
Accumulated other comprehensive income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income – beginning of year	202	247
Currency translation differences:
Unrealized gain (loss) on translation of foreign subsidiaries	822	(50)
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries (net of taxes of $9 and $(2)) (Note 30(b))	(56)	11
Other comprehensive income net of tax exchange differences on translation	766	(39)
Gain (loss) on marketable equity and debt securities (net of taxes of $(14) and $1)	93	(6)
Share of other comprehensive income of associates and joint ventures	1	0
Remeasurements of retirement benefit plans (net of taxes of $13 and $(91))	(45)	171
Total other comprehensive income	815	126
Less remeasurements of retirement benefit plans recorded in retained earnings	45	(171)
Accumulated other comprehensive income – end of year	1,062	202
Change in fair value of available-for-sale financial instruments, taxes	$ (14)	$ 1